Document And Entity Information	Oct. 22, 2026
Document Information [Line Items]
Entity, Registrant Name	Boyd Gaming Corporation
Document, Type	8-K
Document, Period End Date	Oct. 22, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-12882
Entity, Tax Identification Number	88-0242733
Entity, Address, Address Line One	6465 South Rainbow Boulevard
Entity, Address, City or Town	Las Vegas
Entity, Address, State or Province	NV
Entity, Address, Postal Zip Code	89118
City Area Code	702
Local Phone Number	792-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	BYD
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000906553